Tax Matters - Narrative (Details) € in Millions, S/ in Millions, R$ in Millions		1 Months Ended		12 Months Ended
	Dec. 20, 2022	Oct. 31, 2021 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2022 EUR (€) company yr	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 EUR (€) company	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 BRL (R$) company yr	Dec. 31, 2022 PEN (S/) company yr	Oct. 24, 2022 EUR (€)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company				47			45			47	47				45
Deferred tax assets				€ 4,884.0			€ 5,616.0		€ 6,416.0
Reversal of deferred tax assets for tax loss carryforwards and deductions							294.0
Reversal of deferred tax assets for tax loss carryforwards				85.0			69.0
Reversal of deferred tax assets for deductions				112.0			225.0
Deferred tax liabilities				3,067.0			2,602.0		2,620.0
Disposal of tax asset, loss carryforwards							199.0
Disposal of tax asset, deductions							193.0
Unused tax losses for which no deferred tax asset recognised				3,825.0
Current income taxes payable				957.0			1,120.0
Permanent differences				(793.0)			(1,705.0)		289.0
Changes in deferred tax charge due to changes in tax rates				1.0			51.0		14.0
Increase/(decrease) in tax expense arising from temporary differences				43.0			84.0		(8.0)
Income tax expense				641.0			1,378.0		626.0
Positive tax effect of impairment of goodwill				2,042.0
Amortized goodwill for tax purposes				406.0			343.0
Losses on litigation settlements				€ 3,898.0	R$ 21,712		3,032.0	R$ 19,164
Number of years in processing lawsuits, tax litigation in Peru | yr				20						20	20
Increase legal claim in Peru, tax litigation, (in percent)				80.00%						80.00%	80.00%
Other provisions				€ 2,630.0			2,128.0
Telxius Telecom, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes payable				876.0			875.0
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				4,884.0
Unused tax deductions | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				749.0
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				5,205.0			4,610.0
Deferred tax liabilities				5,964.0			5,138.0
Temporary differences | Bluevia Fibra, S.L.U.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				548.0										R$ 548
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				2,011.0			2,639.0		2,741.0
Deferred tax liabilities				3,067.0
Unused tax losses for which no deferred tax asset recognised				1,755.0
Tax credits for loss carryforwards | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				296.0
Unused tax losses for which no deferred tax asset recognised				0.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				457.0			999.0
Unused tax losses for which no deferred tax asset recognised				498.0
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				565.0			903.0
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				457.0			999.0		1,283.0
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				810.0
Unused tax losses for which no deferred tax asset recognised				5,452.0
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				810.0			778.0		813.0
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				741.0
Unused tax losses for which no deferred tax asset recognised				683.0
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				741.0			861.0		645.0
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				10.0			348.0
Disposal of deferred tax assets				319.0			240.0
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movements with a counterparty in judicial deposits				138.0		S/ 560
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited directly to equity				(44.0)			(196.0)
Increase/(decrease) in tax expense arising from temporary differences									184.0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited directly to equity				238.0			27.0
Increase/(decrease) in tax expense arising from temporary differences									152.0
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011 | Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense				97.0
Peru - Rulings in June and August 2015 | Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions				945.0							S/ 3,849
Supreme Court of Brazil - ICMS tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil VAT tax dispute, long-term indirect taxes receivable recorded							356.0								R$ 2,269
Brazil VAT tax dispute, decrease in taxes other than income tax				73.0	397		261.0	1,660
Brazil VAT tax dispute, increase in finance income				139.0	749		90.0	573
Brazil VAT tax dispute, monetary updating				12.0	R$ 67		6.0	R$ 36
Brazil VAT tax dispute, credits pending compensation for the refund of payments made				141.0			250.0			R$ 787					1,579
Tax Group 24/90
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences							387.0
Amount of tax expense to be paid		€ 387.0
2008-2011 Inspection Procedure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax refund, receivable from tax paid												€ 790.0
Tax refund, interest receivable from tax paid												€ 526.0
Reversal of deferred tax assets for tax loss carryforwards				512.0
Reversal of deferred tax assets for deductions				278.0
Reversal of deferred tax assets for tax credits				16.0
2008-2011 Inspection Procedure | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				58.0
Telecommunications Law, Law 14.195
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences				(651.0)
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				78.0			221.0
Tax credits recognized							221.0
Applied tax loss carryforwards				86.0
Deferred tax liabilities				59.0			179.0
Disposal of tax liability				212.0
Receivables from taxes other than income tax				212.0						1,146
Other possible contingencies				19.0			16.0			104					98
Telefónica Brazil | Tax Year 2011 to 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies				5,346.0			2,860.0			R$ 29,778					R$ 18,078
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized				76.0			77.0
Applied tax loss carryforwards				46.0			118.0
Deferred tax liabilities							110.0
Disposal of tax liability				42.0
Telefónica Germany | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets									159.0
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized				76.0			72.0
Applied tax loss carryforwards				76.0			66.0
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services | Tax Expense (Income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions				186.0
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services | Finance Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions				69.0
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets									24.0
Telefonica Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				26.0
Applied tax loss carryforwards				119.0
Deferred tax liabilities				22.0			71.0
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense				241.0			97.0
Vivo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							143.0
Deferred tax liabilities							143.0
Amortized goodwill for tax purposes				143.0
Telefónica México | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences							83.0
Telefónica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				4,884.0			5,616.0
Reversal of deferred tax assets for tax loss carryforwards				85.0
Reversal of deferred tax assets for tax credits				112.0
Deferred tax liabilities				3,067.0			2,602.0
Unrecorded tax loss carryforwards				326.0
Telefónica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				565.0			903.0
Telefónica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				2,308.0			2,074.0
Telefónica, S.A. | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				2,011.0			2,639.0
Telefonica Germany And Group 3G UMTS Holding GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized				152.0
Vauban/CAA | Bluevia Fibra, S.L.U.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proportion of voting rights held in associate (in percentage)	45.00%
Consideration (share purchase price)													€ 1,021.0	R$ 1,021
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal			€ 12.0
Spain | Unused tax deductions | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				458.0
Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets							65.0		€ 101.0
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				319.0			220.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised				€ 234.0			€ 256.0